Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Comprehensive Income (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Cost of revenues	¥ (489)	$ (70)	¥ (279)
Gross loss	(489)	(70)	(279)
Sales and marketing expenses	(1,199)	(171)
General and administrative expenses	(42,836)	(6,125)	(43)	(32)
Research and development expenses	(1,709)	(244)
Total operating expenses	(45,744)	(6,540)	(43)	(32)
Operating loss	(46,233)	(6,610)	(322)	(32)
Interest income			1	4
Investment income				10
Exchange gain (loss)	(787)	(113)	3,173	3,337
Share of profits from subsidiaries and consolidated VIEs	(47,327)	(6,767)	17,419	67,178
Income (loss) before income taxes	(94,347)	(13,490)	20,271	70,497
Income tax expense
Net income (loss)	(94,347)	(13,490)	20,271	70,497
Comprehensive income (loss)
Net income (loss)	(94,347)	(13,490)	20,271	70,497
Other comprehensive income
Foreign currency translation adjustment	1,522	218
Total comprehensive income (loss)	¥ (92,825)	$ (13,272)	¥ 20,271	¥ 70,497